Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable, net, consists of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	730,486	983,063
Allowance for doubtful accounts	(62,736)	(65,620)
Accounts receivable, net	667,750	917,443

Movement of allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	38,214	51,719	62,736
Provisions	14,694	16,450	8,380
Reversals	(957)	(4,896)	(3,447)
Write-offs	(232)	(537)	(2,049)
Balance at end of year	51,719	62,736	65,620